Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net loss	$ (1,829,551)	$ (53,744)
Adjustments for non-cash items:
Depreciation and amortization	133,008	135,576
Unrealized foreign exchange (gain) / loss	(34,408)	2,245
Deferred tax (benefit) / expense	(58,985)	4,714
Interest expense, net	9,772	69,155
Share based compensation	31,706	84,117
Other income, net	(23,009)	(75,901)
Impairment expense on goodwill and intangible assets	1,882,187	1,935
Allowance for credit losses and other	14,874	9,600
Loss / (gain) on disposal of subsidiary and other assets, net	660	(28)
Non-cash lease expense	3,491	4,909
Movements in working capital:
Accounts receivable, net	(14,280)	(21,342)
Prepaid expenses, other current assets, and related party receivables	(26,020)	(9,282)
Settlement receivables, net	27,624	44,113
Accounts payable, other liabilities, and related party payables	39,963	(21,139)
Funds payable and amounts due to customers	1,250,221	(116,268)
Income tax payable	(27,806)	(17,650)
Net cash flows provided by operating activities	1,379,447	41,010
Cash flows from investing activities
Purchase of property, plant & equipment	(1,839)	(1,169)
Purchase of merchant portfolios	(23,983)	(36,703)
Purchase of other intangible assets	(42,892)	(37,452)
Acquisition of business, net of cash acquired	(424,722)	(23,531)
Net cash outflow on disposal of subsidiary	(826)	0
Net cash flows used in investing activities	(494,262)	(98,855)
Cash flows from financing activities
Cash settled equity awards	(154)	0
Proceeds from exercise of warrants	3	0
Net cash inflow from reorganization and recapitalization		1,167,874
Payment of equity issuance costs		(149,496)
Repurchase of loan notes	(9,508)
Proceeds from loans and borrowings	86,246	2,112,816
Repayment of loans and borrowings	(92,867)	(3,267,269)
Payment of debt issuance costs	(6,261)	(1,068)
Payments under derivative financial instruments, net	(1,371)	(31,515)
Cash outflow on foreign exchange forward contract		(6,504)
Proceeds under line of credit	373,082	300,000
Repayments under line of credit	(350,000)	(300,000)
Contingent consideration received	2,621	7,942
Contingent consideration paid	(13,046)	(1,002)
Deferred consideration paid	(1,119)	0
Net cash flows used in financing activities	(12,374)	(168,222)
Effect of foreign exchange rate changes	(133,216)	(40,716)
Increase / (decrease) in cash and cash equivalents, including customer accounts and other restricted cash during the period	739,595	(266,783)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,971,718	1,763,852
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	2,711,313	1,497,069
Supplemental cash flow disclosures:
Cash paid for interest	44,610	55,864
Cash paid for income taxes, net	26,759	23,690
Cash and cash equivalents	243,533	247,801
Customer accounts and other restricted cash, net	2,467,780	1,249,268
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 2,711,313	$ 1,497,069